OPERATING LEASE	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lessee, Operating Leases
15. OPERATING LEASE
The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining terms of one year to five years with no variable lease costs.
Operating lease costs were RMB 19,135 for the year ended December 31, 2019.
Supplemental cash flow information related to leases were as follows:

Year Ended December 31, 2019
RMB
Cash paid for amounts included in the measurement of lease liabilities	17,528
Right-of-use assets obtained in exchange for operating lease liabilities	46,551
Supplemental consolidated balance sheet information related to leases were as follows:

As of December 31, 2019
RMB
Right-of-use assets	43,043

Operating lease liabilities - current	17,559
Operating lease liabilities – non-current	27,734

Total lease liabilities	45,293

Weighted average remaining lease term	3
Weighted average discount rate	4.75%
Maturities of lease liabilities are as follows:

As of December 31, 2019
RMB
2020	19,254
2021	14,536
2022	8,935
2023	5,644
2024	61

Total operating lease payments	48,430
Less: imputed interest	(3,137)

Total	45,293

At December 31, 2018, minimum lease payments for operating leases under the previous lease standard (“ASC 840”) were as follows:

As of December 31, 2018
RMB
2019	13,126
2020	10,382
2021	5,946
2022	3,597
2023	1,679

Total operating lease payments	34,730

For the years ended December 31, 2017 and 2018, the Company recognized lease expense of RMB 9,133 and RMB 17,522 respectively, under ASC 840.